As filed with the U.S. Securities and Exchange Commission on October 20, 2023

File No. 333-273214

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 1	☐
Post-Effective Amendment No. 1	☒

Hartford Funds Exchange-Traded Trust

(Exact Name of Registrant as Specified in Charter)

690 Lee Road

Wayne, Pennsylvania 19087

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-610-386-4068

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copies of Communications to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of beneficial interest, no par value per share, of Hartford Quality Value ETF.

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 is being filed solely for the purpose of filing the final tax opinion as Exhibit 12 to the Registration Statement on Form N-14 (File No. 333-273214), supporting the tax matters and consequences to shareholders in connection with the reorganization of the Hartford Quality Value Fund, a series of The Hartford Mutual Funds II, Inc., with and into the Hartford Quality Value ETF, a series of Hartford Funds Exchange-Traded Trust, as required by Item 16(12) of Form N-14. Part A is incorporated herein by reference to the definitive Combined Information Statement/Prospectus filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on August 14, 2023 (Accession No.  0001193125-23-212089). Part B is incorporated herein by reference to the definitive Combined Information Statement/Prospectus and the definitive Statement of Additional Information filed on August 10, 2023 (Accession No. 0001193125-23-208554).

PART C: OTHER INFORMATION

Item 15. Indemnification

Reference is made to the subsections of Article IX of the Amended and Restated Agreement and Declaration of Trust (“Declaration”) for the Registrant (also, the “Trust”). All section references below are to those contained in the Declaration.

Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust or the applicable Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law. The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust or the applicable Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5. To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Further Indemnification. Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person. Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a merger or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

Amendments and Modifications. Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-Laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-Laws.

The Registrant’s various agreements with its service providers provide for indemnification.

Item 16. Exhibits

1.(i)	Certificate of Trust dated September 20, 2010 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

1.(ii)	Certificate of Amendment to the Certificate of Trust dated December 9, 2015 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

1.(iii)	Amended and Restated Agreement and Declaration of Trust dated December 8, 2016 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

2.	By-Laws of Hartford Funds Exchange-Traded Trust dated December 8, 2016 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

3.	Not Applicable

4.	Form of Agreement and Plan of Reorganization and Liquidation is incorporated herein as Exhibit A to the Combined Information Statement/Prospectus

5.	See the Amended and Restated Agreement and Declaration of Trust (Exhibit 1.(iii) above) and the By-Laws (Exhibit 2 above)

6.(i)	Investment Management Agreement with Hartford Funds Management Company, LLC dated March 8, 2017 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

6.(i).a	Amended and Restated Schedules A and B to the Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on February 19, 2020)

6.(i).b	Form of Amendment Number 1 to the Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on August 4, 2021)

6.(i).c	Form of Amendment Number 2 to the Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 8, 2021)

6.(i).d	Form of Amendment Number 3 to the Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 15, 2021)

6.(i).e	Form of Amendment Number 4 to the Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 3, 2021)

6.(i).f	Amendment Number 5 to the Investment Management Agreement (incorporated by reference to Registration Statement on Form N-14, SEC file No. 333-273214, filed on July 12, 2023)

6.(i).g	Form of Amendment Number 6 to the Investment Management Agreement (incorporated by reference to Registration Statement on Form N-14, SEC file No. 333-273214, filed on July 12, 2023)

6.(ii)	Form of Sub-Advisory Agreement with Wellington Management Company LLP dated March 8, 2017 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

6.(ii).a	Amendment Number 6 to the Sub-Advisory Agreement with Wellington Management Company LLP dated March 8, 2017 (incorporated by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 24, 2021)

6.(ii).b	Form of Amendment Number 8 to the Sub-Advisory Agreement with Wellington Management Company LLP dated March 8, 2017 (incorporated by reference to Registration Statement on Form N-14, SEC file No. 333-273214, filed on July 12, 2023)

6.(iii)	Sub-Advisory Agreement with Schroder Investment Management North America Inc. dated September 8, 2017 (incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 11, 2017)

6.(iii).a	Amendment Number 2 to the Sub-Advisory Agreement with Schroder Investment Management North America Inc. dated September 8, 2017 (incorporated by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 24, 2021)

6.(iv)	Sub-SubAdvisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited dated October 19, 2016 (incorporated by reference to The Hartford Mutual Funds II, Inc.’s Post-Effective Amendment No. 144 to its Registration Statement on Form N-1A, SEC file No. 002-11387, filed on February 28, 2018)

7.	Form of Distribution Agreement with ALPS Distributors, Inc. (incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on May 18, 2018)

7.(i)	Amendment No 1 to Distribution Agreement dated May 30, 2018 (incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 28, 2018)

7.(ii)	Amendment No 2 to Distribution Agreement dated September 21, 2018 (incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 28, 2018)

7.(iii)	Amendment No 3 to Distribution Agreement dated February 19, 2020 (incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on February 19, 2020)

7.(iv)	Amendment No 4 to the Distribution Agreement dated August 11, 2021 (incorporated by reference to Post- Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on August 4, 2021)

7.(v)	Amendment No 5 to the Distribution Agreement dated September 15, 2021 (incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 8, 2021)

7.(vi)	Amendment No 6 to the Distribution Agreement dated November 2, 2021 (incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 3, 2021)

7.(vii)	Form of Amendment No 9 to the Distribution Agreement (incorporated by reference to Registration Statement on Form N-14, SEC file No. 333-273214, filed on July 12, 2023)

8.	Not Applicable

9.	Custodian Agreement with State Street Bank and Trust Company dated December 31, 2014 (incorporated by reference to The Hartford Mutual Funds, Inc.’s Post-Effective Amendment No. 137 to its Registration Statement on Form N-1A, SEC file No. 333-02381, filed on February 27, 2015)

9.(i)	Amendment Number 1 to the Custodian Agreement dated September 27, 2017 (incorporated by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 28, 2017)

9.(ii)	Amendment Number 2 to the Custodian Agreement dated September 27, 2017 (incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 28, 2018)

10.	Amended and Restated Rule 12b-1 Distribution and Service Plan (incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 11, 2017)

11.	Opinion of Counsel Regarding Legality of Shares Being Registered (incorporated by reference to Registration Statement on Form N-14, SEC file No. 333-273214, filed on July 12, 2023)

12.	Opinion and Consent of Dechert LLP as to tax matters (filed herewith)

13.(i)	Master Transfer Agency and Service Agreement with State Street Bank and Trust Company dated February 13, 2018 (incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on May 18, 2018)

13.(ii)	Form of Participant Agreement (incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on May 18, 2018)

13.(iii)	Form of Investing Fund Agreement (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

13.(v)	Amended and Restated Global Securities Lending Agency Agreement with Citibank, N.A. dated October 1, 2019 (incorporated by reference to Hartford HLS Series Fund II, Inc.’s Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A, SEC file No. 033-03920, filed on April 15, 2020)

13.(v).a	Third Amendment to the Amended and Restated Global Securities Lending Agency Agreement with Citibank, N.A. dated October 1, 2019 (incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 25, 2020)

13.(v).b	Fifth Amendment to the Global Securities Lending Agency Agreement dated June 4, 2021 (incorporated by reference to The Hartford Mutual Funds, Inc.’s Post-Effective Amendment No. 174 to its Registration Statement on Form N-1A, SEC file No. 333-02381, filed on February 28, 2022)

13.(v).c	Sixth Amendment to the Global Securities Lending Agency Agreement dated September 22, 2021 (incorporated by reference to The Hartford Mutual Funds, Inc.’s Post-Effective Amendment No. 174 to its Registration Statement on Form N-1A, SEC file No. 333-02381, filed on February 28, 2022)

13.(v).d	Seventh Amendment to the Global Securities Lending Agency Agreement dated November 18, 2021 (incorporated by reference to The Hartford Mutual Funds, Inc.’s Post-Effective Amendment No. 174 to its Registration Statement on Form N-1A, SEC file No. 333-02381, filed on February 28, 2022)

13.(vi)	Fund Accounting Agreement dated November 10, 2017 (incorporated by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 28, 2017)

13.(vi).a	Amendment Number 1 to the Fund Accounting Agreement dated November 10, 2017 (incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 25, 2020)

13.(vi).b	Amendment Number 2 to the Fund Accounting Agreement dated November 10, 2017 (incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 25, 2020)

13.(vi).c	Form of Amendment 4 to the Fund Accounting Agreement (incorporated by reference to Post- Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on August 4, 2021)

13.(vi).d	Form of Amendment 5 to the Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 8, 2021)

13.(vi).e	Form of Amendment 6 to the Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 15, 2021)

13.(vi).f	Form of Amendment 7 to the Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 3, 2021)

14.	Consent of Independent Registered Public Accounting Firm (incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-14, SEC file No. 333-273214, filed on October 10, 2023)

15.	Not Applicable

16.	Power of Attorney dated June 30, 2023 (incorporated by reference to Registration Statement on Form N-14, SEC file No. 333-273214, filed on July 12, 2023)

17.(i)	Code of Ethics of Hartford Funds Management Company, LLC, Lattice Strategies LLC, Hartford Funds Distributors, LLC and The Hartford-Sponsored Funds dated May 1, 2020 (incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 25, 2020)

17.(ii)	Code of Ethics of Wellington Management Company LLP dated November 1, 2022 (incorporated by reference to Hartford Series Fund, Inc.’s Post-Effective Amendment No. 135 to its Registration Statement on Form N-1A, SEC file No. 333-45431, filed on April 13, 2023)

17.(iii)	Code of Ethics of ALPS Distributors, Inc., dated September 1, 2021 (incorporated by reference to Lattice Strategies Trust’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A, SEC file No. 333-199089, filed on November 9, 2022)

17.(iv)	Code of Ethics of Schroder Investment Management North America Inc. dated April 2020 (incorporated by reference to The Hartford Mutual Funds II, Inc.’s Post-Effective Amendment No. 162 to its Registration Statement on Form N-1A, SEC file No. 002-11387, filed on February 26, 2021)

17.(v)	Code of Ethics of Schroder Investment Management North America Limited dated March 2018 (incorporated by reference to The Hartford Mutual Funds II, Inc.’s Post-Effective Amendment No. 162 to its Registration Statement on Form N-1A, SEC file No. 333-02381, filed on February 26, 2021)

18.	Not Applicable

Item 17. Undertakings

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania, on the 20th day of October 2023.

HARTFORD FUNDS EXCHANGE-TRADED TRUST
By:	/s/ James E. Davey*
James E. Davey President

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Davey* James E. Davey	Trustee, President and Chief Executive Officer	October 20, 2023

/s/ Ankit Puri Ankit Puri	Treasurer (Principal Financial Officer and Principal Accounting Officer)	October 20, 2023

/s/ Christine R. Detrick* Christine R. Detrick	Chair of the Board and Trustee	October 20, 2023

/s/ Hilary E. Ackermann* Hilary E. Ackermann	Trustee	October 20, 2023

/s/ Robin C. Beery* Robin C. Beery	Trustee	October 20, 2023

/s/ Derrick D. Cephas* Derrick D. Cephas	Trustee	October 20, 2023

/s/ John J. Gauthier* John J. Gauthier	Trustee	October 20, 2023

/s/ Andrew A. Johnson, Jr.* Andrew A. Johnson, Jr.	Trustee	October 20, 2023

/s/ Paul L. Rosenberg* Paul L. Rosenberg	Trustee	October 20, 2023

/s/ David Sung* David Sung	Trustee	October 20, 2023

*By: /s/ Thomas R. Phillips Thomas R. Phillips, Attorney-in-fact * Pursuant to Power of Attorney (previously filed)		October 20, 2023

EXHIBIT INDEX

Exhibit No.	Description

12.	Opinion and Consent of Dechert LLP as to tax matters